Condensed Statement Of Cash Flows - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss		$ (2,122,328)	$ (3,817,036)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares		4,961
Interest earned on marketable securities held in Trust Account		(5,892)	(31,646)
Changes in fair value of warrant liability		1,573,554	1,734,134
Transaction costs in connection with the initial public offering		107,519
Unrealized gain on marketable securities held in Trust Account	$ 6,299	8,391	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(790,341)	263,536
Accrued liabilities		290,148	1,254,498
Net cash used in operating activities		(933,988)	(596,514)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(92,000,000)
Net cash used in investing activities		(92,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		90,160,000
Proceeds from sale of Private Placement Units		4,340,000
Proceeds from promissory note - related party		147,753
Repayment of promissory note - related party		(147,753)
Payment of offering costs		(578,825)
Net cash provided by financing activities		93,921,175
Net Change in Cash		987,187	(596,514)
Cash – Beginning of period		0	987,187
Cash – End of period	390,673	987,187	390,673		$ 987,187
Non-Cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption		72,522,937
Change in value of Class A ordinary shares subject to possible redemption		(2,429,850)	(3,817,030)
Initial classification of warrant liability		1,830,460
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares		20,039
Deferred underwriting fee payable		3,220,000
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	390,673	987,187	390,673		987,187
Cash and cash equivalents and restricted cash	390,673	987,187	390,673		987,187
Surrozen Inc [Member]
Cash Flows from Operating Activities:
Net loss			(25,675,000)	$ (13,254,000)	(32,716,000)	$ (24,362,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			1,003,000	1,017,000	1,937,000	2,283,000
Stock-based compensation			1,007,000	308,000	635,000	790,000
Non-cash lease expense			628,000	403,000	992,000	661,000
Amortization of premium on investment securities, net					1,000	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(747,000)	(438,000)	(732,000)	198,000
Accrued liabilities			2,245,000	676,000	1,903,000	46,000
Other assets			(1,000)	10,000	10,000	0
Accounts payable			(637,000)	(228,000)	537,000	639,000
Lease liabilities			(1,035,000)	(719,000)	(1,666,000)	(1,311,000)
Net cash used in operating activities			(23,212,000)	(12,225,000)	(29,099,000)	(21,056,000)
Cash Flows from Investing Activities:
Purchases of property and equipment			(404,000)	(167,000)	(874,000)	(1,563,000)
Purchases of investment securities					(14,201,000)	0
Purchases of marketable securities			(1,098,000)	0
Maturities of marketable securities			8,700,000	0
Net cash used in investing activities			7,198,000	(167,000)	(15,075,000)	(1,563,000)
Cash Flows from Financing Activities:
Payments of deferred transaction costs			(422,000)	0
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs			0	49,887,000	49,886,000	28,856,000
Proceeds from exercise of stock options			305,000	92,000	167,000	61,000
Repurchases of early exercised stock options			(1,000)	0	(1,000)	(13,000)
Net cash provided by financing activities			(118,000)	49,979,000	50,052,000	28,904,000
Net Change in Cash			(16,132,000)	37,587,000	5,878,000	6,285,000
Cash – Beginning of period			35,387,000	29,509,000	29,509,000	23,224,000
Cash – End of period	19,255,000	35,387,000	19,255,000	67,096,000	35,387,000	29,509,000
Supplemental disclosure of noncash investing and financing activities:
Capital expenditures in accounts payable			156,000	0	267,000	0
Vesting of early exercises of stock options			77,000	42,000	85,000	83,000
Reclassification to liability for early exercised stock options			185,000	78,000	150,000	59,000
Right-of-use asset obtained in exchange for operating lease liabilities			0	563,000	563,000	0
Deferred transaction costs included in accounts payable and accrued liabilities			922,000	0
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	18,850,000	34,982,000	18,850,000	66,691,000	34,982,000	29,104,000
Restricted cash	405,000	405,000	405,000	405,000	405,000	405,000
Cash and cash equivalents and restricted cash	$ 19,255,000	$ 35,387,000	$ 19,255,000	$ 67,096,000	$ 35,387,000	$ 29,509,000